Fair Value of Financial Instruments - Summary of Changes in Fair Value of Level1 and Level 3 Financial Instruments (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 12, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 05, 2015
Series A Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares		2,425,605
De-recognition of Warrant liability upon exercise, in shares		(24,000)	(24,000)
Balance at the end of period, in shares		2,425,605	2,425,605
Series A Warrant [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period		$ 1,212,803	$ 857,362
Balance at the beginning of period, in shares		2,425,605	2,449,605
Change in value of Warrant		$ (655,000)	$ 397,441
De-recognition of Warrant liability upon exercise			$ (42,000)
De-recognition of Warrant liability upon exercise, in shares			(24,000)
Balance at end of period		$ 558,000	$ 1,212,803
Balance at the end of period, in shares		2,425,605	2,425,605
Series B Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares		116,580
De-recognition of Series B Warrant liability upon expiration, in shares	(14,280)
De-recognition of Warrant liability upon exercise, in shares				(589,510)
Balance at the end of period, in shares			116,580
Series B Warrant [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period		$ 865,000	$ 17,438,731
Balance at the beginning of period, in shares		116,580	2,449,605
Change in value of Warrant		$ (272,000)	$ 2,705,357
De-recognition of Warrant liability upon exercise			$ (3,332)
De-recognition of Series B Warrant liability upon expiration, in shares		(14,280)
De-recognition of Warrant liability upon exercise, in shares			(468)
Balance at end of period			$ 865,000
Balance at the end of period, in shares			116,580
Series B Warrant [Member] | Common stock warrant liability [Member] | Cash Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise			$ (6,747,765)
De-recognition of Warrant liability upon exercise, shares issued			619,512
De-recognition of Warrant liability upon exercise, in shares			(619,512)
Series B Warrant [Member] | Common stock warrant liability [Member] | Cashless Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise	$ (594,000)	$ (593,000)	$ (12,527,991)
De-recognition of Warrant liability upon exercise, shares issued	485,202	485,202	5,879,560
De-recognition of Warrant liability upon exercise, in shares	(102,300)	(102,300)	(1,713,045)
Series C Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Record Series C Warrant Liability		590,415	590,415
Series C Warrant Liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period		$ 462,437
Balance at the beginning of period, in shares		590,415
Change in value of Warrant		$ (243,000)	$ (2,586,938)
Balance at end of period		$ 219,000	$ 462,437
Balance at the end of period, in shares		590,415	590,415
Series C Warrant Liability [Member] | Common stock warrant liability [Member] | Private Placement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Record Series C Warrant Liability			$ 3,049,375
Record Series C Warrant Liability			590,415
Series C Warrant Liability [Member] | Common stock warrant liability [Member] | Cash Exercise [Member] | Private Placement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, shares issued			905